Commitments and Contingencies (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Letters of guarantee and letters of credit	$ 590	$ 590
Guarantees	Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2016.
Navios Logistics obligation related to the acquisition of one company
Contractual Obligation	$ 13,777
Navios Logistics obligation related to the acquisition of another company
Contractual Obligation	6,800
Navios Logistics obligation related to the acquisition of one pushboat
Contractual Obligation	1,160
Navios Logistics obligation related to the acquisition of three liquid barges
Contractual Obligation	$ 5,681